Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	May 31, 2017	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Number of common stock issued	831,112
Number of common stock shares issued value			$ 93,500
Proceeds from issuance of common stock			582,500		$ 1,261,592
Consulting and legal fees		$ 93,782			279,160
Due from related parties		$ 114,667	$ 141,329		114,667
Repaid to related party					$ 26,662
Intiva USA [Member]
Number of common stock issued			24,000,000
Ownership percentage			100.00%
Number of common stock shares issued value			$ 201,228
Proceeds from issuance of common stock			172,915
Due from related parties			141,329
Repaid to related party			25,000
Intiva Kotzker Pharmaceuticals Inc [Member]
Proceeds from issuance of common stock			78,875
Consulting and legal fees			$ 94,040